Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 734,747	$ 528,933	$ 605,467	$ 317,366
Other Assets Current	84,533	101,508
Total current assets	1,238,102	978,192
NON-CURRENT ASSETS:
Due from related parties	0	117,219
Total assets	8,020,220	8,041,621
CURRENT LIABILITIES:
Total current liabilities	401,464	417,693
NON-CURRENT LIABILITIES
Long term debt, net of current portion	4,271,743	4,352,592
Total non-current liabilities	4,343,991	4,457,652
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2014 and 2015, nil issued and outstanding at December 31, 2014 and 2015, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2014 and 2015, 132,017,178 and 160,888,606 issued and outstanding at December 31, 2014 and 2015, respectively (Note 10)	1,609	1,320
Treasury stock ; 0 shares at December 31, 2014 and $0.01 par value; 22,222,222 shares at December 31, 2015	222	0
Additional paid-in capital	3,572,549	3,494,957
Accumulated other comprehensive loss	(22,841)	(23,938)
Accumulated deficit	(276,330)	(306,063)
Total stockholders' equity	3,274,765	3,166,276	2,979,843	2,908,515
Total liabilities and stockholders' equity	8,020,220	8,041,621
Ocean Rig UDW Inc
CURRENT ASSETS:
Cash and cash equivalents	35	60	$ 58	$ 954
Other Assets Current	182	2,090
Total current assets	217	2,150
NON-CURRENT ASSETS:
Investments in subsidiaries (Eliminated in consolidation)	3,781,705	3,549,399
Due from related parties	0	117,219
Total non-current assets	3,781,705	3,666,618
Total assets	3,781,922	3,668,768
CURRENT LIABILITIES:
Other current liabilities	9,913	10,278
Total current liabilities	9,913	10,278
NON-CURRENT LIABILITIES
Long term debt, net of current portion	497,244	492,214
Total non-current liabilities	497,244	492,214
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2014 and 2015, nil issued and outstanding at December 31, 2014 and 2015, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2014 and 2015, 132,017,178 and 160,888,606 issued and outstanding at December 31, 2014 and 2015, respectively (Note 10)	1,609	1,320
Treasury stock ; 0 shares at December 31, 2014 and $0.01 par value; 22,222,222 shares at December 31, 2015	(222)	0
Additional paid-in capital	3,572,549	3,494,957
Accumulated other comprehensive loss	(22,841)	(23,938)
Accumulated deficit	(276,330)	(306,063)
Total stockholders' equity	3,274,765	3,166,276
Total liabilities and stockholders' equity	$ 3,781,922	$ 3,668,768